Share Options	6 Months Ended
Jun. 30, 2026
Share Options [Abstract]
SHARE OPTIONS

NOTE 3 - SHARE OPTIONS

On January 11, 2015, the Company’s Board of Directors approved and adopted the 2015 Share Incentive Plan (the “2015 Plan”), pursuant to which the Company’s Board of Directors may award options to purchase the Company’s Ordinary Shares as well as restricted shares and other share-based awards to designated participants.

On May 6, 2026, the Company’s Board of Directors approved and adopted the 2026 Share Incentive Plan (the “2026 Plan” and together with the 2015 Plan, the “Plans”), pursuant to which the Company’s Board of Directors may award options to purchase the Company’s Ordinary Shares as well as restricted shares, restricted share units and other share-based awards to designated participants. Under the 2026 Plan, it was approved to increase the number of Ordinary Shares, by an additional 270,000 Ordinary Shares.

The Plans permit the grant of up to 3,069,280 Ordinary Shares, subject to adjustments set in the Plans. As of June 30, 2026, considering the effect of previously exercised share options, there were 1,058,186 Ordinary Shares available for future issuance under the 2026 Plan.

The following table presents the Company’s share option activity for employees and members of the Board of Directors of the Company under the Plan for the six month periods ended June 30, 2026 and 2025:

	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2025	1,491,776	2.91	6.83	68
Granted	128,400	1.73	-	-
Exercised	-	-	-	-
Cancelled	(62,380)	-	-	-
Outstanding as of June 30, 2026 (unaudited)	1,557,796	2.74	6.77	46.2
Exercisable as of June 30, 2026 (unaudited)	977,392	2.46	5.69	46.2

	Number of Share Options	Weighted Average Exercise Price	Weighted average remaining contractual life	Intrinsic value
		$	(years)	$

Outstanding as of December 31, 2024	1,345,036	2.95	7.17	2,677
Granted	161,000	2.87	-	-
Exercised	(11,060)	1.77	-	-
Cancelled	(53,200)	3.25	-	-
Outstanding as of June 30, 2025 (unaudited)	1,441,776	2.94	7.14	1,125
Exercisable as of June 30, 2025 (unaudited)	689,274	2.20	4.98	860

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the estimated fair value of the Company’s Ordinary Shares on the last day of the applicable interim reporting periods and the exercise price, multiplied by the number of in-the-money share options) that would have been received by the share option holders had all option holders exercised their share options on June 30 of each of the applicable reporting periods. This amount is impacted by the changes in the fair market value of the Company’s Ordinary Share.

The outstanding share options as of June 30, 2026 have been separated into ranges of exercise prices, as follows:

Exercise price	Share options outstanding as of June 30, 2026	Weighted average remaining contractual term	Share options exercisable as of June 30, 2026	Weighted average remaining contractual term
	Unaudited
		(years)		(years)

-	17,680	0.70	17,680	0.70
1.14	82,580	0.98	82,580	0.98
1.48	50,000	7.21	34,375	7.21
1.65	80,000	9.67	6,672	9.67
1.74	12,800	6.80	9,600	6.80
1.83	552,334	5.24	517,674	5.16
1.84	18,400	9.90	-	-
1.88	30,000	9.91	-	-
1.94	8,800	9.47	-	-
2.30	10,400	8.82	2,600	8.82
2.40	10,000	8.82	2,500	8.82
2.43	8,800	8.75	2,750	8.75
2.87	39,800	9.22	2,850	9.22
2.97	92,000	8.47	32,475	8.46
2.98	99,400	8.99	24,848	8.99
3.14	5,000	9.05	936	9.05
3.20	5,002	5.15	5,002	5.15
3.59	28,800	8.24	12,600	8.24
4.00	76,000	6.68	76,000	6.68
4.96	300,000	8.07	131,250	8.07
5.02	30,000	7.99	15,000	7.99
	1,557,796		977,392

The weighted average grant date fair value of share options granted during the six month periods ended June 30, 2026 and 2025, was $1.11 and $1.83 per share option, respectively. During the period of six months ended June 30, 2026 and 2025, 0 and 11,060 share options were exercised for a total amount $0 and $20 respectively.

The following table presents the assumptions used to estimate the fair values of the share options granted in the reported periods presented:

Six-month period ended June 30,
	2026	2025

Volatility (%)	63.47%-64.14%	60.51%-61.52%
Risk-free interest rate (%)	4.2%-4.3%	3.9%-4.5%
Dividend yield (%)	-	-
Expected life (years)	6.25	6.25
Exercise price ($)	1.65-1.88	2.30-4.00
Share price ($)	1.65-1.97	2.40-4.00

As of June 30, 2026, there was $1,137 of unrecognized compensation expense related to unvested share options. The Company recognizes compensation expense over the requisite service periods, which results in a weighted average period of approximately 1.22 years over which the unrecognized compensation expense is expected to be recognized.

The total compensation cost related to all of the Company’s equity-based awards recognized in profit and loss during the six month periods ended June 30, 2026 and 2025 was comprised as follows:

	Six-month period ended June 30,
	2026	2025
	Unaudited

Research and development	$128	$137
Sales and marketing	132	13
General and administrative	55	177
	$315	$327